Commitments and Contingencies - Summary of the Contractual Amounts of Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to Grant Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	$ 47,606	$ 37,354
Unfunded Commitments Under Lines Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	81,038	74,284
Unfunded Commitments Related to Construction Loans in Progress [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	3,214	5,058
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	$ 2,082	$ 2,007